Contingent liabilities and financial commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group Companies (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 Case	Dec. 31, 2022 CASE	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 GBP (£) Case	Dec. 31, 2020 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement | £	£ 2,387,000,000				£ 2,486,000,000	£ 2,783,000,000
Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Post-judgment interest	25,000			$ 5,288,000
Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Post-judgment interest	435,000			92,638,000
Medical reimbursement cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		2			2
Change in Number Increase/(decrease)
Class actions
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		20			20
Change in Number Increase/(decrease)
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		206			222
Change in Number Increase/(decrease)		(16)
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		665			1,071
Change in Number Increase/(decrease)		(406)
Broin II Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		1,183			1,200
Change in Number Increase/(decrease)		(17)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		46			46
Change in Number Increase/(decrease)
State Settlement Agreements – Enforcement and Validity
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		1			2
Change in Number Increase/(decrease)		(1)
Medical reimbursement cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		18			19
Change in Number Increase/(decrease)		(1)
Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		12			12
Change in Number Increase/(decrease)
Class actions, Non-US tobacco related | Outside United States
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		12
Class actions, Non-US tobacco related | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		11
Class actions, Non-US tobacco related | Venezeula
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		1
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		51			68
Change in Number Increase/(decrease)		(17)
Individual smoking and health cases, Non-US tobacco related | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers | CASE			5
Individual smoking and health cases, Non-US tobacco related | Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers | CASE			17
Individual smoking and health cases, Non-US tobacco related | Chile
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers | CASE			11
Individual smoking and health cases, Non-US tobacco related | Italy
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers | CASE			9
Individual smoking and health cases, Non-US tobacco related | Argentina
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		2	5
Individual smoking and health cases, Non-US tobacco related | Argentina | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Post-judgment interest	25,000			5,288,000
Individual smoking and health cases, Non-US tobacco related | Argentina | Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement	13,400			2,850,000
Post-judgment interest	435,000			92,638,000
Individual smoking and health cases, Non-US tobacco related | Argentina | Compensatory damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement	3,200			685,976
Individual smoking and health cases, Non-US tobacco related | Argentina | Punitive damages | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement	£ 11,700			$ 2,500,000
Individual smoking and health cases, Non-US tobacco related | Ireland
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers | CASE			2
Individual smoking and health cases, Non-US tobacco related | Further two jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers		1